Principal subsidiaries - Narrative (Details) - GBP (£) £ in Millions	10 Months Ended	12 Months Ended
	Oct. 25, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Increase (decrease) in investment in subsidiaries		£ (89)
Assets		1,245,473	£ 1,218,524	£ 1,185,200
Liabilities		1,183,160	1,159,304	1,124,700
Balances with banks and other regulatory authorities		2,775	2,317	£ 2,973
Unconsolidated structured entities
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Assets		£ 188,802	189,284
Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary		100.00%
Total for all subsidiaries
Disclosure of subsidiaries [line items]
Assets		£ 582,000	515,000
Liabilities		559,000	490,000
Gross exposure
Disclosure of subsidiaries [line items]
Investment in subsidiaries		22,996	23,009
Increase (decrease) in investment in subsidiaries		1
Accumulated impairment
Disclosure of subsidiaries [line items]
Investment in subsidiaries		(2,338)	(2,262)
Increase (decrease) in investment in subsidiaries		(90)
Accumulated impairment | Barclays Investment Solutions Limited
Disclosure of subsidiaries [line items]
Increase (decrease) in investment in subsidiaries		£ (65)
Accumulated impairment | Barclays Bank Ireland PLC
Disclosure of subsidiaries [line items]
Increase (decrease) in investment in subsidiaries			£ 1,000